SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign Currency Translation
Gain (loss) on foreign currency translation	$ (3,880)	$ (2,610)	$ 619